Financial Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Derivatives used for hedging	S/ 2,637,630	S/ 3,348,152
Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets	181	6,379
Derivatives used for hedging [member]
Financial liabilities
Derivatives used for hedging	383	1,081
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets	181	6,379
Level 2 of fair value hierarchy [member] | Derivatives used for hedging [member]
Financial liabilities
Derivatives used for hedging	S/ 383	S/ 1,081